Biological assets (Tables)	12 Months Ended
Dec. 31, 2018
Biological assets.
Schedule of changes in balances of biological assets

Balances on December 31, 2016	4,072,528
Additions (a)	912,368
Depletion for the year	(551,135)
Gain on adjustment to fair value	192,504
Disposal of forests	(28,030)
Other write-offs	(49,338)
Balances on December 31, 2017	4,548,897
Additions (a)	1,285,490
Depletion for the year	(709,547)
Loss on adjustment to fair value	(129,187)
Disposal of forests	(47,124)
Other write-offs	(12,624)
Balances on December 31, 2018	4,935,905
(a)

Refers to the formation and acquisition of forests of which R$ 852,156 of forest formation and R$ 433,334 of forest acquisition. (December 31, 2017, R$ 775,954 and R$ 136,414,  respectively). The costs incurred to lease lands with subsidiaries are eliminated.

Schedule of main assumptions for calculation of fair value of biological assets

Assumptions Used	12/31/2018	12/31/2017	12/31/2016
Planted useful area (hectare)	463,801	466,535	450,474
Mature assets	68,207	73,897	84,084
Immature assets	395,594	392,638	366,390
Average annual growth (IMA) - m /hectare	29.93	28.89	33.80
Average gross sale price of eucalyptus - R$/m3	68.62	69.19	53.45
Utilization cost of Company's assets that contribute - %	4.50%	4.44%	5.00%
Discount rate - %	9.36%	9.11%	10.54%